Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2019
Finite Lived License Agreements Abstract
LICENSED COPYRIGHTS, NET
8.	LICENSED COPYRIGHTS, NET

	As of December 31, 2018
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	24,568,598	(16,859,719)	(136,706)	7,572,173
—Sublicensing rights	3,466,207	(3,233,631)	—	232,576
	28,034,805	(20,093,350)	(136,706)	7,804,749
Less: current portion:
—Broadcasting rights	6,588,538	(5,545,886)	(111,389)	931,263
—Sublicensing rights	3,466,207	(3,233,631)	—	232,576
	10,054,745	(8,779,517)	(111,389)	1,163,839
Licensed copyrights—non current
—Broadcasting rights	17,980,060	(11,313,833)	(25,317)	6,640,910
—Sublicensing rights	—	—	—	—
	17,980,060	(11,313,833)	(25,317)	6,640,910

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	32,038,423	(24,500,895)	(25,317)	7,512,211	1,079,061
—Sublicensing rights	4,632,586	(4,632,586)	—	—	—
	36,671,009	(29,133,481)	(25,317)	7,512,211	1,079,061
Less: current portion:
—Broadcasting rights	11,752,412	(10,502,214)	(25,317)	1,224,881	175,943
—Sublicensing rights	4,632,586	(4,632,586)	—	—	—
	16,384,998	(15,134,800)	(25,317)	1,224,881	175,943
Licensed copyrights—non current
—Broadcasting rights	20,286,011	(13,998,681)	—	6,287,330	903,118
—Sublicensing rights	—	—	—	—	—
	20,286,011	(13,998,681)	—	6,287,330	903,118

In the year of acquisition, the licensed copyrights have weighted-average useful lives of 2.5 years, 2.8 years and 2.8 years for the years ended December 31, 2017, 2018 and 2019, respectively. The Group recognized impairment charges on licensed copyrights of RMB390,235, RMB180,615 and RMB nil (US$ nil) for the years ended December 31, 2017, 2018 and 2019, respectively.

Amortization expense of RMB7,491,955, RMB12,055,624 and RMB12,743,323 (US$1,830,464) for the years ended December 31, 2017, 2018 and 2019, respectively, was recognized as cost of revenues. Estimated amortization expense relating to the existing licensed copyrights for each of the next five years is as follows:

	RMB	US$
Within 1 year	4,758,670	683,540
Between 1 and 2 years	1,761,470	253,019
Between 2 and 3 years	795,881	114,321
Between 3 and 4 years	196,190	28,181
Between 4 and 5 years	-	-